Actual Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Loss before income taxes	$ (239,311)	$ (1,608,142)	$ (1,043,215)
Computed income tax benefit	(59,828)	(402,035)	(260,804)
Effect of tax rate differential for entities in non-PRC jurisdictions	21,845	32,948	517
Change in tax rate	(39,589)	0	(3,355)
Non-deductible expenses
Share-based compensation	2,156	1,953	2,278
Others	1,449	5,404	1,888
50% additional deduction of R&D expense	(1,870)	(488)	(1,048)
Change in valuation allowance	123,717	391,287	261,879
Taxable investment income	0	0	4,510
Effect of deconsolidation of a former subsidiary	(17,507)	0	0
Others	0	0	2,979
Actual income tax expense	$ 30,373	$ 29,069	$ 8,844
Computed income tax benefit	25.00%	25.00%	25.00%
Effect of tax rate differential for entities in non-PRC jurisdictions	(9.00%)	(2.00%)	0.00%
Change in tax rate	17.00%	0.00%	0.00%
Non-deductible expenses
Share-based compensation	(1.00%)	0.00%	0.00%
Others	(1.00%)	0.00%	0.00%
50% additional deduction of R&D expense	1.00%	0.00%	0.00%
Change in valuation allowance	(52.00%)	(24.00%)	(25.00%)
Taxable investment income	0.00%	0.00%	0.00%
Effect of deconsolidation of a former subsidiary	7.00%	0.00%	0.00%
Others	0.00%	0.00%	0.00%
Actual income tax expense	(13.00%)	(2.00%)	(1.00%)